Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 32,176,498	$ 30,052,812
Nominal contract amount of hedging instruments	532,346	488,270
Trading Assets	$ 328,804	$ 373,855
Fair value of hedging assets	6,179	7,528
Gross total fair values of derivative assets	334,983	381,383
Fair value of derivative assets	237,740	268,637
Fair value of trading liabilities	329,870	372,189
Fair value of hedging liabilities	5,227	5,005
Gross total fair values of derivative liabilities	335,097	377,194
Fair value of derivative liabilities	237,854	264,448
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(97,243)	(112,746)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(97,243)	(112,746)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 13,639,520	$ 11,706,591
Nominal contract amount of hedging instruments	108,585	82,161
Trading Assets	$ 111,012	$ 142,055
Fair value of hedging assets	1,233	2,738
Gross total fair values of derivative assets	112,245	144,793
Fair value of trading liabilities	110,786	133,910
Fair value of hedging liabilities	662	75
Gross total fair values of derivative liabilities	111,448	133,985
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 17,272,408	$ 17,316,173
Nominal contract amount of hedging instruments	423,761	406,109
Trading Assets	$ 190,296	$ 209,794
Fair value of hedging assets	4,946	4,790
Gross total fair values of derivative assets	195,242	214,584
Fair value of trading liabilities	182,569	212,980
Fair value of hedging liabilities	4,565	4,930
Gross total fair values of derivative liabilities	187,134	217,910
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 908,649	$ 768,732
Nominal contract amount of hedging instruments	0	0
Trading Assets	$ 15,660	$ 17,116
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	15,660	17,116
Fair value of trading liabilities	21,311	20,643
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	21,311	20,643
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 164,160	$ 143,136
Nominal contract amount of hedging instruments	0	0
Trading Assets	$ 1,294	$ 1,756
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	1,294	1,756
Fair value of trading liabilities	2,212	1,769
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	2,212	1,769
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 191,761	$ 118,180
Nominal contract amount of hedging instruments	0	0
Trading Assets	$ 10,542	$ 3,134
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	10,542	3,134
Fair value of trading liabilities	12,992	2,887
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	$ 12,992	$ 2,887